Financial Instruments - Schedule of Changes in Interest Rates of Financial Instruments by Basis points (Detail) - Variable-rate instruments [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments by type of interest rate [line items]
Increase in profit or loss	€ (1,021)	€ (478)	€ (261)
Decrease in profit or loss	1,021	478	261
Increase in equity	(76)	(84)	(91)
Decrease in equity	€ 76	€ 84	€ 91